General, Administrative and Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of General, Administrative and Other Operating Expenses

General, administrative and other operating expenses are comprised of the following:

	Years ended December 31,
	2013	2012	2011
Personnel and social contributions	271,591	306,169	313,118
Office expenses	43,666	44,581	53,208
Depreciation	27,717	21,862	21,599
Consumables	23,054	16,980	22,278
Audit and consulting services	22,941	27,537	28,856
Banking charges and services	17,109	17,107	16,428
Social expenses	16,090	20,773	44,490
Fines, penalties	13,619	4,409	4,609
Rent	11,446	10,258	12,276
Business trips	6,109	7,633	10,409
Mitigation of accidents consequences	5,504	4,388	17,786
Insurance	4,700	7,180	7,878
Disposals of property, plant and equipment	4,711	(5,311)	(7,057)
Settlement of litigation	—	16,608	—
Contributions to Mechel Fund	—	—	8,201
Obligation for stream mitigration	—	—	8,364
Other	35,578	34,589	20,801

Total general, administrative and other operating expenses	503,835	534,763	583,244